COMMITMENTS AND CONTINGENCIES (Details 4)	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2005 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited USD ($)	Mar. 31, 2005 Bitel LLC USD ($)	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2005 Bitel LLC	Aug. 31, 2009 Beta Link USD ($)	Aug. 31, 2009 Beta Link RUB	Dec. 31, 2009 Beta Link USD ($)	Dec. 31, 2009 Beta Link RUB	Dec. 31, 2010 Settlement of Litigation USD ($)
Business acquisitions
Percentage of stake acquired (as a percent)				51.00%
Cash consideration paid for acquisition				$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares (as a percent)				49.00%
Call and put option price				170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control (as a percent)								51.00%
Impairment liability	349,400,000	10,500,000,000					170,000,000
Payment for Option Shares					170,000,000								170,000,000
Damages													5,900,000
Interest and other costs													34,000,000
Liability under the arbitration award	170,000,000		210,760,000										210,800,000
Additional liabilities under the arbitration award			40,800,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them						3
Return of dividends received sought under lawsuits						25,200,000			2,700,000
Losses and accrued interest sought under lawsuits						3,700,000
Loss contingency
Dealer commission										238,500,000	7,900,000
Penalties for breach of dealers' agreement									10,000,000
Unrealized potential benefits						25,200,000			2,700,000
Payment as per ruling											3,900,000	118,600,000
Penalties											$ 10,000,000